Cover	Oct. 29, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity File Number	001-38508
Entity Registrant Name	Lottery.com Inc.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20808 State Hwy 71 W
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Spicewood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78669
City Area Code	(512)
Local Phone Number	592-2451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Trident Acquisitions Corp.
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LTRY
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One Liberty Plaza
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005